Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes
20. Income taxes
Total income tax expense consists of:

	2025	2024

Current tax expense	$229,134	$114,087
Deferred tax expense (recovery)	(207,066)	20,671
	$22,068	$134,758

Income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2025	2024

Turkiye	$153,979	$44,224
Canada	3,158	67,099
Greece	(139,169)	7,626
Other jurisdictions	4,100	15,809
	$22,068	$134,758

The key factors affecting income tax expense for the years are as follows:

	2025	2024

Earnings from continuing operations before income tax	$544,317	$435,394
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$146,966	$117,556

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(12,550)	(4,627)
Turkish investment tax credits and other benefits	(16,085)	(28,496)
Québec taxes and mining duties	61,523	42,701
Tax benefit of temporary differences and tax losses not previously recorded	(196,426)	(19,118)
Non-deductible expenses and non-taxable income	2,613	(10,107)
Flow-through share renouncement	—	3,539
Turkish inflation benefit	—	(40,492)
Foreign exchange related to the weakening of the Turkish lira	39,606	33,004
Foreign exchange and other translation adjustments	(42,083)	18,819
Future and current withholding tax on foreign income dividends	30,340	20,329
Other	8,164	1,650
Income tax expense	$22,068	$134,758
20. Income taxes (continued)
The change in the Company’s net deferred tax position was as follows:

	2025	2024
Net deferred income tax liability
Balance at January 1,	$415,452	$384,361
Deferred income tax (recovery) expense in the statements of operations	(207,066)	20,672
Deferred tax charged to equity	(2,795)	—
Deferred tax expense in the consolidated statements of other comprehensive income	11,753	10,419
Balance at December 31,	$217,344	$415,452

The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		(Recovery) Expense
	2025	2024	2025	2024	2025	2024

Property, plant and equipment	$—	$—	$377,079	$452,950	$(75,871)	$33,126
Loss carryforwards	78,819	19,487	—	—	(59,332)	(4,738)
Liabilities	87,240	61,632	—	—	(25,608)	(16,013)
Future withholding taxes	—	—	17,700	9,650	8,050	4,295
Other items	11,376	—	—	33,971	(54,305)	4,002
Balance at December 31,	$177,435	$81,119	$394,779	$496,571	$(207,066)	$20,672

Unrecognized deferred tax assets	2025	2024

Tax losses	$35,701	$197,138
Other deductible temporary differences	1,216	88,388
	$36,917	$285,526

Unrecognized tax losses
The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses. Cumulative losses with a deferred tax benefit of $35.7 million (2024 – $197.1 million) have not been recognized. The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2025	Expiry date	2024	Expiry date

Canadian net operating loss carryforwards	$—	2031-2043	$432,863	2031-2043
Canadian capital losses	235,372	none	386,707	none
Greek net operating loss carryforwards	17,844	2026-2030	127,541	2025-2029
Romanian net operating loss carryforwards	—	n/a	6,952	2025-2031
20. Income taxes (continued)
Deductible temporary differences
At December 31, 2025, the Company had deductible temporary differences for which deferred tax assets of $1.2 million (2024 – $88.4 million) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.
Temporary differences associated with investments in subsidiaries
The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2025, these earnings amount to $959.3 million (2024 – $972.1 million). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.
Other tax items
During 2025, a deferred tax recovery of $18.7 million (2024 – $45.9 million) was recognized due to the net increase in the value of future tax deductions as a result of foreign exchange movements. This includes a $49.2 million recovery due to the strengthening of the Euro and a $30.5 million expense due to the weakening of the Turkish lira, both against the U.S. dollar. The Company expects that any future significant foreign exchange movements in the Turkish lira or Euro in relation to the U.S. dollar could cause significant volatility in the deferred income tax expense or recovery.
The company has accrued a provision for $14 million (2024 – $10 million) in respect of possible income tax obligations.
Global minimum top-up tax
Pillar Two legislation has been enacted in all jurisdictions in which the Company operates. The legislation is effective for the Company’s financial year beginning January 1, 2024. The Company assesses its potential exposure to Pillar Two income taxes on an ongoing basis. Assessments are based on the most recent information available regarding the financial performance of the constituent entities in the group.
The assessment performed for the December 31, 2025 period indicates the Company does not expect to be subject to material Pillar Two top-up tax. The Company has not recorded any potential deferred tax impacts of the top-up tax and will account for the top-up tax as a current tax if it should apply in the future.
EIFEL
On June 20, 2024, the Canadian government enacted the Excessive Interest and Financing Expenses Limitation (EIFEL) rules under the Income Tax Act Canada to limit the deductibility of excessive interest and financing expenses. The EIFEL rules restrict the net interest and financing expenses of certain corporations and corporate groups based on a percentage of adjusted taxable income. The legislation applies to tax years beginning on or after October 1, 2023, making it effective for the Company’s financial year ending December 31, 2024 and subsequent years.
The Company has performed an assessment of the Company’s potential exposure to the EIFEL rules. Based on the assessment, the Company’s total net interest and financing expenses remain fully deductible, and no restrictions apply under EIFEL.